Taxation - Losses and other tax attributes for which no deferred tax is recognised (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Unused trading losses and temporary differences
Disclosure Of Income Tax Expenses
Unused losses and other tax attributes for which no deferred tax asset recognised - gross amount	£ 169	£ 253
Unused losses and other tax attributes for which no deferred tax asset recognised - tax effected	40	69
Unused trading losses and temporary differences | Within 10 years
Disclosure Of Income Tax Expenses
Unused losses and other tax attributes for which no deferred tax asset recognised - gross amount	59	55
Unused losses and other tax attributes for which no deferred tax asset recognised - tax effected	13	15
Unused trading losses and temporary differences | After 10 years
Disclosure Of Income Tax Expenses
Unused losses and other tax attributes for which no deferred tax asset recognised - gross amount	10	13
Unused losses and other tax attributes for which no deferred tax asset recognised - tax effected	2	3
Unused trading losses and temporary differences | Available indefinitely
Disclosure Of Income Tax Expenses
Unused losses and other tax attributes for which no deferred tax asset recognised - gross amount	100	185
Unused losses and other tax attributes for which no deferred tax asset recognised - tax effected	25	51
Unused state and local tax losses
Disclosure Of Income Tax Expenses
Unused losses and other tax attributes for which no deferred tax asset recognised - gross amount	66	75
Unused losses and other tax attributes for which no deferred tax asset recognised - tax effected	4	4
Unused state and local tax losses | Within 10 years
Disclosure Of Income Tax Expenses
Unused losses and other tax attributes for which no deferred tax asset recognised - gross amount	18	18
Unused losses and other tax attributes for which no deferred tax asset recognised - tax effected	1	1
Unused state and local tax losses | After 10 years
Disclosure Of Income Tax Expenses
Unused losses and other tax attributes for which no deferred tax asset recognised - gross amount	48	57
Unused losses and other tax attributes for which no deferred tax asset recognised - tax effected	3	3
Unused capital losses
Disclosure Of Income Tax Expenses
Unused losses and other tax attributes for which no deferred tax asset recognised - gross amount	144	140
Unused losses and other tax attributes for which no deferred tax asset recognised - tax effected	32	31
Unused capital losses | Available indefinitely
Disclosure Of Income Tax Expenses
Unused losses and other tax attributes for which no deferred tax asset recognised - gross amount	144	140
Unused losses and other tax attributes for which no deferred tax asset recognised - tax effected	£ 32	£ 31